UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           02/10/05
       ------------------------   ---------------------------  ---------
             [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $788,956
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


                                                            VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE SHARED  NONE
--------------------------------- -------------- --------- -------- ----------- ---- ---- ---------- -------- ------ ------ -------

ADVANCE AUTO PARTS INC            COM            00751Y106   17,472     400,000  (SH)      (SOLE)                   400,000 (SOLE)
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AETNA INC NEW                     COM            00817Y108   49,900     400,000  (SH)      (SOLE)                   400,000 (SOLE)
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ALVARION LTD                      SHS            M0861T100   13,260   1,000,000  (SH)      (SOLE)                 1,000,000 (SOLE)
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AMERICAN INTL GROUP INC           COM            026874107   12,477     190,000  (SH)      (SOLE)                   190,000 (SOLE)
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ASIAINFO HLDGS INC                COM            04518A104      298      50,000  (SH)      (SOLE)                    50,000 (SOLE)
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ATHEROS COMMUNICATIONS INC        COM            04743P108    6,919     675,000  (SH)      (SOLE)                   675,000 (SOLE)
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AXONYX INC                        COM            05461R101    6,200   1,000,000  (SH)      (SOLE)                 1,000,000 (SOLE)
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BJ SVCS CO                        COM            055482103   10,472     225,000  (SH)      (SOLE)                   225,000 (SOLE)
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CAREMARK RX INC                   COM            141705103   68,017   1,725,000  (SH)      (SOLE)                 1,725,000 (SOLE)
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CHESAPEAKE ENERGY CORP            COM            165167107   20,213   1,225,000  (SH)      (SOLE)                 1,225,000 (SOLE)
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COMTECH TELECOMMUNICATIONS C      COM NEW        205826209   15,984     425,000  (SH)      (SOLE)                   425,000 (SOLE)
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CORAUTUS GENETICS INC             COM NEW        218139202    4,089     760,000  (SH)      (SOLE)                   760,000 (SOLE)
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GOOGLE INC                        CL A           38259P508   56,439     292,750  (SH)      (SOLE)                   292,750 (SOLE)
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HOUSEVALUES INC                   COM            44183Y102    7,135     475,000  (SH)      (SOLE)                   475,000 (SOLE)
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ICICI BK LTD                      ADR            45104G104   10,579     525,000  (SH)      (SOLE)                   525,000 (SOLE)
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INFRASOURCE SVCS INC              COM            45684P102    1,658     127,500  (SH)      (SOLE)                   127,500 (SOLE)
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INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   19,272     240,000  (SH)      (SOLE)                   240,000 (SOLE)
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INTEGRATED ELECTRICAL SVC         COM            45811E103    9,680   2,000,000  (SH)      (SOLE)                 2,000,000 (SOLE)
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KINTERA INC                       COM            49720P506    4,505     500,000  (SH)      (SOLE)                   500,000 (SOLE)
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KONGZHONG CORP                    SPONSORED ADR  50047P104   16,097   1,675,000  (SH)      (SOLE)                 1,675,000 (SOLE)
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MOBILE TELESYSTEMS OJSC           SPONSORED ADR  607409109   36,013     260,000  (SH)      (SOLE)                   260,000 (SOLE)
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NABORS INDUSTRIES LTD             SHS            G6359F103   14,105     275,000  (SH)      (SOLE)                   275,000 (SOLE)
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NEKTAR THERAPEUTICS               COM            640268108   10,626     525,000  (SH)      (SOLE)                   525,000 (SOLE)
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NETEASE COM INC                   SPONSORED ADR  64110W102   10,584     200,000  (SH)      (SOLE)                   200,000 (SOLE)
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NEWS CORP                         CL A           65248E104   12,129     650,000  (SH)      (SOLE)                   650,000 (SOLE)
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NOVATEL WIRELESS INC              COM NEW        66987M604    2,912     150,000  (SH)      (SOLE)                   150,000 (SOLE)
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ORCHID BIOSCIENCES INC            COM PAR $0.01  68571P506   10,925     950,000  (SH)      (SOLE)                   950,000 (SOLE)
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OVERNITE CORP                     COM            690322102    9,310     250,000  (SH)      (SOLE)                   250,000 (SOLE)
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OWENS ILL INC                     COM NEW        690768403   17,554     775,000  (SH)      (SOLE)                   775,000 (SOLE)
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PETCO ANIMAL SUPPLIES             COM NEW        716016209   20,727     525,000  (SH)      (SOLE)                   525,000 (SOLE)
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PORTALPLAYER INC                  COM            736187204    7,404     300,000  (SH)      (SOLE)                   300,000 (SOLE)
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RHODIA                            SPONSORED ADR  762397107   21,465   7,950,000  (SH)      (SOLE)                 7,950,000 (SOLE)
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RIGEL PHARMACEUTICALS INC         COM NEW        766559603    6,105     250,000  (SH)      (SOLE)                   250,000 (SOLE)
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SHANDA INTERACTIVE ENTMT LTD      SPONSORED ADR  81941Q203    8,500     200,000  (SH)      (SOLE)                   200,000 (SOLE)
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SUN HEALTHCARE GROUP INC          COM NEW        866933401    6,954     755,000  (SH)      (SOLE)                   755,000 (SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107   34,600   2,000,000  (SH)      (SOLE)                 2,000,000 (SOLE)
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SYNOPSYS INC                      COM            871607107    5,865     300,000  (SH)      (SOLE)                   300,000 (SOLE)
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TEKELEC                           COM            879101103   18,396     900,000  (SH)      (SOLE)                   900,000 (SOLE)
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TOYS R US INC                     COM            892335100   35,823   1,750,000  (SH)      (SOLE)                 1,750,000 (SOLE)
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UAP HLDG CORP                     COM            903441103   12,953     750,000  (SH)      (SOLE)                   750,000 (SOLE)
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U S G CORP                        COM NEW        903293405   14,095     350,000  (SH)      (SOLE)                   350,000 (SOLE)
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VALEANT PHARMACEUTICALS INTL      COM            91911X104   11,660     442,500  (SH)      (SOLE)                   442,500 (SOLE)
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VERITAS SOFTWARE CO               COM            923436109   10,849     380,000  (SH)      (SOLE)                   380,000 (SOLE)
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VERITAS SOFTWARE CO               COM            923436109   14,275     500,000  (SH) CALL (SOLE)                   500,000 (SOLE)
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OPEN JT STK CO-VIMPEL COMMUN      SPONSORED ADR  68370R109   13,553     375,000  (SH)      (SOLE)                   375,000 (SOLE)
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GRACE W R & CO DEL NEW            COM            38388F108   40,762   2,995,000  (SH)      (SOLE)                 2,995,000 (SOLE)
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WALTER INDS INC                   COM            93317Q105   11,806     350,000  (SH)      (SOLE)                   350,000 (SOLE)
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YOUBET COM INC                    COM            987413101    7,084   1,400,000  (SH)      (SOLE)                 1,400,000 (SOLE)
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ZEBRA TECHNOLOGIES CORP           CL A           989207105   11,256     200,000  (SH)      (SOLE)                   200,000 (SOLE)
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